Commitments & Contingencies (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments & Contingencies [Abstract]
Commitments & Contingencies
Note 5-Commitments &Contingencies
Registration and Shareholder Rights Agreement
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) were entitled to registration rights pursuant to a registration and shareholder rights agreement signed upon the effective date of the Initial Public Offering. The holders of these securities were entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a 45-day option from the date of this prospectus to purchase up to 6,300,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. The underwriter exercised its over-allotment option in full on February 9, 2021.
The underwriters were entitled to an underwriting discount of $0.20 per unit, or approximately $9.7 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $16.9 million in the aggregate will be payable to the underwriters for deferred underwriting commissions.
On April 16, 2023, one of the underwriters waived its entitlement to the payment of any deferred fee, of approximately $10,143,000, to be paid under the terms of the underwriting agreement and is no longer serving in any advisor capacity. As a result, the Company recognized $440,592 of income and $9,702,408 was recorded to additional paid-in capital in relation to the reduction of the deferred underwriter fee. As of June 30, 2023 and December 31, 2022, the deferred underwriting fee payable is $6,762,000 and $16,905,000, respectively. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
On April 17, 2023, one of the underwriters waived its entitlement to the payment of any deferred fee, of approximately $6,762,000, to be paid under the terms of the underwriting agreement specifically to closing of the Merger Agreement with H2B2 Electrolysis Technologies (“H2B2”). Due to the waiver of the deferred fees being contingent upon the closing of a business combination with H2B2, the deferred underwriting fee remains payable on the unaudited condensed balance sheets until the closing of the business combination with H2B2.
Contingent Fee Agreements
In December 2022, the Company engaged a capital market advisor to assist with the completion of the business combination. The Company agreed to pay the advisor $500,000 in cash and $250,000 paid in equivalent dollar amount in common stock, solely in the event that the Company completes its Business Combination. As of June 30, 2023, the Company determined that a Business Combination is not considered probable. If the fee is determined to be a transaction cost for the Business Combination then the amount payable to the advisor may be accounted for as an expense in the period the liability is recorded.
Risks and Uncertainties
Management continues to evaluate the impact of COVID-19 and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed financial statements. These unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.
In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these unaudited condensed financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these unaudited condensed financial statements.
Proposed Business Combination
On May 9, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and between the Company and H2B2, which provides for, among other things, the deregistration of the Company under the Companies Act (as revised) of the Cayman Islands and the domestication of the Company as a Delaware corporation (the “Domestication”) and, following the Domestication, the merger of H2B2 with and into the Company, with the Company continuing as the surviving corporation (the “Merger” and, together with the Domestication and the other transactions contemplated by the Merger Agreement, the “Transactions”). As a result of the Transactions, H2B2 will cease to exist and the stockholders of H2B2 will become stockholders of the Company. The transactions set forth in the Merger Agreement, including the Domestication and the Merger, will constitute a “Business Combination” as contemplated by the Company’s Amended and Restated Memorandum and Articles of Association.
Under the Merger Agreement, the stockholders of H2B2 will receive a number of shares of the domesticated Company’s common stock based on an exchange ratio (the “Exchange Ratio”), the numerator of which is equal to $750 million (which amount will be subject to adjustment in the event that H2B2 issues debt or equity prior to the closing of the Transactions) divided by $10.00, and the denominator of which is equal to the number of outstanding shares of H2B2, including shares that would be issuable upon the exercise in full of all H2B2 options. The holders of H2B2 options will receive the Company’s options equal to the number of shares of H2B2 common stock subject to the H2B2 options multiplied by the Exchange Ratio at an exercise price per share divided by the Exchange Ratio.
In connection with the Transactions, the Company, Sponsor, certain of H2B2’s directors and officers and certain former stockholders of H2B2 agreed to enter into lock-up agreements at the closing of the Merger, which will restrict the transfer of (i) a number of shares of the surviving corporation common stock held by such securityholder, as set forth in the lock-up agreement, (ii) any shares of the surviving corporation common stock held issuable upon the exercise or settlement, as applicable, of surviving corporation options held by a securityholder, or (iii) any other securities convertible into or exercisable or exchangeable for surviving corporation common stock held by a securityholder. The lock-up agreements will restrict the transfer until 180 days after the closing of the Merger, subject to limited exceptions and early release provisions set forth under the lock-up agreements.
The Merger Agreement contains certain representations and warranties of the parties to the Merger Agreement and consummation of the Transactions is conditioned on approval thereof by the Company’s shareholders and is further conditioned upon, representations and warranties of the parties and other closing conditions.
The Merger Agreement may be terminated at any time, but not later than the closing of the Merger, as follows:
•	by written consent of H2B2 and the Company;
•
by H2B2 or the Company if any governmental authority has enacted, issued, promulgated, enforced or entered any law or governmental order which has become final and non-appealable and has the effect of making consummation of the transactions contemplated by the Merger Agreement and the Ancillary Agreements (as defined in the Merger Agreement) illegal or otherwise enjoining, preventing or prohibiting the consummation of the transactions contemplated by the Merger Agreement and the Ancillary Agreements (provided that such party did not cause such enactment);

•
by H2B2 or the Company if the consummation of the Transactions has not occurred on or prior to June 30, 2024, subject to certain automatic extensions, for reasons not primarily due to the terminating party’s breach or violation of the terms of the Merger Agreement;

•
by H2B2 or the Company if such party disagrees with the final determination of the Closing Date Purchase Price (as defined in the Merger Agreement) by the valuation firm as further described in the Merger Agreement;

•	by H2B2 if there has been a modification in recommendation of the H2B2 Board with respect to any of the Proposals (as defined in the Merger Agreement);
•	by H2B2 if the Company has not obtained shareholder approval for the Transactions by reason of the failure to obtain the required vote at a meeting of the Company’s shareholders;
•
by H2B2 if (i) prior to completion of a Capital Raise Transaction (as defined in the Merger Agreement), a Capital Raise Investor (as defined in the Merger Agreement) or group of Capital Raise Investors, with legal, valid and binding commitments to fund in such Capital Raise Transaction represent in the aggregate at least the Minimum Investment Amount (as defined in the Merger

Agreement) object to the Merger and the other transactions contemplated by the Merger Agreement by delivering a written notice to the H2B2 Board by no later than fifteen days following execution of definitive agreements relating to the Capital Raise Transaction after which time no Capital Raise Investor will be entitled to object to the Merger and the other transactions contemplated by the Merger Agreement; provided that, upon receipt of the written notice described above, H2B2 will be required to terminate the Merger Agreement on the tenth business day following receipt of the written notice;
•
by H2B2 in the event of an uncured breach of any representation, warranty, covenant or agreement on the part of the Company, except if the breach is curable by the Company through the exercise of its reasonable best efforts, then, for a period of up to thirty (30) days after receipt by the Company of notice from H2B2 of such breach, but only as long as the Company continues to exercise such reasonable best efforts to cure such breach, such termination will not be effective, and such termination will be effective only if such breach is not cured within the thirty-day period;

•
by the Company in the event of an uncured breach of any representation, warranty, covenant or agreement on the part of H2B2, except if the breach is curable by H2B2 through the exercise of its reasonable best efforts, then, for a period of up to thirty (30) days after receipt by H2B2 of notice from the Company of such breach, but only as long as H2B2 continues to exercise such reasonable best efforts to cure such breach, such termination will not be effective, and such termination will be effective only if such breach is not cured within the thirty-day period;

•	by the Company if the H2B2 Stockholder Approval has not been obtained; and
•
by the Company if an H2B2 stockholder exercises any right or takes any action or fails to take any action required to satisfy the conditions or any closing deliverables required to be delivered under the Merger Agreement that prevents consummation of the Merger and the other transactions contemplated by the Merger Agreement and the Ancillary Agreements.

At the closing of the Merger, the Company, the Sponsor and certain of H2B2’s stockholders will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”) pursuant to which the Company agreed to file a shelf registration statement with respect to the registrable securities under the Registration Rights Agreement. The Company also agreed to provide customary “piggyback” registration rights. The Registration Rights Agreement also provides that the Company will pay certain expenses relating to such registrations and indemnify the stockholders against certain liabilities.
In connection with the execution of the Merger Agreement, the Sponsor and certain other persons have entered into a Support Agreement (the “Sponsor Support Agreement”) with the Company, pursuant to holders of the Company’s Class B ordinary shares have agreed to, among other things, (i) vote at any meeting or pursuant to any action of written resolution of our shareholders all of their Class B ordinary shares held of record or thereafter acquired in favor of the Transactions and (ii) be bound by certain other covenants and agreements related to the Transactions, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement.
In connection with the execution of the Merger Agreement, certain stockholders of H2B2 who hold a majority of the outstanding stock of H2B2 have entered into support agreements pursuant to which they will agree to vote in favor of the Transactions at a meeting called to approve the Transactions by H2B2 stockholders (or to act by written consent approving the Transactions).
The summaries of the Merger Agreement and the other agreements to be entered into by the parties are qualified in their entirety by reference to the text of the Merger Agreement and agreements entered into in connection therewith.

Note 5-Commitments & Contingencies
Registration and Shareholder Rights Agreement
The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) were entitled to registration rights pursuant to a registration and shareholder rights agreement signed upon the effective date of the Initial Public Offering. The holders of these securities were entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a 45-day option from the date of this prospectus to purchase up to 6,300,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. The underwriter exercised its over-allotment option in full on February 9, 2021.
The underwriters were entitled to an underwriting discount of $0.20 per unit, or approximately $9.7 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $16.9 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Risks and Uncertainties
Management continues to evaluate the impact of COVID-19 and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.
In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.